PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 93.2%
Brazil : 2.8%
49,600
Banco do Brasil SA
$ 257,309
0.2
11,453  BB Seguridade
Participacoes SA
70,124
0.1
18,800  Caixa Seguridade
Participacoes S/A
52,488
0.1
29,400
CCR SA
67,468
0.1
172,731  Cia Siderurgica Nacional
SA
431,589
0.4
135,521
Cosan SA
354,101
0.3
41,800
JBS S/A
230,139
0.2
13,900
Rumo SA
52,176
0.0
38,664
Telefonica Brasil SA
323,323
0.3
113,419
TIM SA/Brazil
343,655
0.3
70,671
Vale SA - Foreign
849,387
0.8
3,031,759
2.8
Chile : 0.5%
57,706
Cencosud SA
108,364
0.1
165,391
(1)
Falabella SA
501,032
0.4
609,396
0.5
China : 23.9%
43,700  37 Interactive
Entertainment Network
Technology Group Co. Ltd.
- Class A
87,625
0.1
18,500  AAC Technologies
Holdings, Inc.
57,134
0.1
232,100  Alibaba Group Holding
Ltd.
2,266,349
2.1
14,700  Anhui Gujing Distillery Co.
Ltd. - Class B
228,386
0.2
6,818
Autohome, Inc., ADR
193,631
0.2
699,000  AviChina Industry &
Technology Co. Ltd. -
Class H
317,171
0.3
1,468,000  Bank of China Ltd. - Class
H
695,895
0.6
204,600  Bank of Jiangsu Co. Ltd. -
Class A
233,473
0.2
14,500  Beijing Tiantan Biological
Products Corp. Ltd. -
Class A
56,801
0.1
27,000
BYD Co. Ltd. - Class H
757,601
0.7
73,900  By-health Co. Ltd. - Class
A
154,147
0.1
505,000  China CITIC Bank Corp.
Ltd. - Class H
308,864
0.3
800,000  China Communications
Services Corp. Ltd. - Class
H
384,836
0.3
1,159,000  China Construction Bank
Corp. - Class H
822,570
0.7
94,000  China Longyuan Power
Group Corp. Ltd. - Class H
85,892
0.1
272,000  China Minsheng Banking
Corp. Ltd. - Class H
103,036
0.1
422,000  China Oilfield Services
Ltd. - Class H
451,016
0.4
554,000  China Railway Group Ltd.
- Class H
298,506
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
68,599  China Railway Signal &
Communication Corp. Ltd.
- Class A
$ 51,979
0.0
157,500
(2)
China Resources
Pharmaceutical Group Ltd.
116,820
0.1
73,100  China State Construction
Engineering Corp. Ltd. -
Class A
56,822
0.1
2,772,000
(2)
China Tower Corp. Ltd. -
Class H
327,322
0.3
92,100  China XD Electric Co. Ltd.
- Class A
86,246
0.1
51,400  China Yangtze Power Co.
Ltd. - Class A
188,812
0.2
294,000  CMOC Group Ltd. - Class
H
272,001
0.2
141,500  COSCO SHIPPING
Holdings Co. Ltd. - Class
H
236,949
0.2
75,360  CSPC Pharmaceutical
Group Ltd.
64,069
0.1
42,300  Dong-E-E-Jiao Co. Ltd. -
Class A
395,531
0.4
242,500
Fosun International Ltd.
136,222
0.1
185,500  Goldwind Science &
Technology Co. Ltd. -
Class A
199,670
0.2
136,000  Great Wall Motor Co. Ltd.
- Class H
235,432
0.2
212,100  GRG Banking Equipment
Co. Ltd. - Class A
315,518
0.3
620,000  Guangzhou Automobile
Group Co. Ltd. - Class H
258,295
0.2
144,600
(2)
Huatai Securities Co. Ltd.
- Class H
165,005
0.1
28,200  Hubei Jumpcan
Pharmaceutical Co. Ltd. -
Class A
148,306
0.1
256,592  Industrial & Commercial
Bank of China Ltd. - Class
H
145,369
0.1
116,000  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
213,310
0.2
22,102
JD.com, Inc. - Class A
327,630
0.3
70,000  Jiangsu Expressway Co.
Ltd. - Class H
72,869
0.1
32,499  Jiangsu Zhongtian
Technology Co. Ltd. -
Class A
67,549
0.1
23,000  Jiangxi Copper Co. Ltd. -
Class H
49,755
0.0
81,100  Joincare Pharmaceutical
Group Industry Co. Ltd. -
Class A
139,496
0.1
51,000  Jointown Pharmaceutical
Group Co. Ltd. - Class A
52,152
0.0
116,600
Kingsoft Corp. Ltd.
374,323
0.3
346,000
Lenovo Group Ltd.
498,416
0.5
20,800  Livzon Pharmaceutical
Group, Inc. - Class A
111,152
0.1

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
7,300  Luzhou Laojiao Co. Ltd. -
Class A
$ 175,659
0.2
35,920
(1)(2)
Meituan - Class B
489,453
0.4
23,400  MINISO Group Holding
Ltd.
132,093
0.1
17,600  NARI Technology Co. Ltd.
- Class A
54,609
0.0
36,400
NetEase, Inc.
647,330
0.6
22,800
(2)
Nongfu Spring Co. Ltd. -
Class H
121,400
0.1
66,900  Offshore Oil Engineering
Co. Ltd. - Class A
56,772
0.1
1,119,000  People's Insurance Co.
Group of China Ltd. -
Class H
389,993
0.4
528,000  PetroChina Co. Ltd. -
Class H
541,389
0.5
372,000  PICC Property & Casualty
Co. Ltd. - Class H
484,779
0.4
105,000  Ping An Insurance Group
Co. of China Ltd. - Class H
534,058
0.5
138,500  Shanghai Baosight
Software Co. Ltd. - Class
B
301,368
0.3
817,600  Shanghai Construction
Group Co. Ltd. - Class A
262,986
0.2
211,900  Shanghai Pharmaceuticals
Holding Co. Ltd. - Class H
314,604
0.3
5,200  Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd. - Class A
208,150
0.2
7,400  Sieyuan Electric Co. Ltd.
- Class A
72,007
0.1
82,800  Sinopharm Group Co. Ltd.
- Class H
225,326
0.2
152,500
Sinotruk Hong Kong Ltd.
354,673
0.3
27,900
TBEA Co. Ltd. - Class A
57,494
0.1
102,700
Tencent Holdings Ltd.
4,764,622
4.3
113,600  Tian Di Science &
Technology Co. Ltd. -
Class A
110,912
0.1
64,000  Tingyi Cayman Islands
Holding Corp.
78,183
0.1
63,600
(1)
Tongcheng Travel
Holdings Ltd.
145,617
0.1
374,000
(2)
Topsports International
Holdings Ltd.
244,115
0.2
68,000  TravelSky Technology Ltd.
- Class H
89,569
0.1
23,609  Trina Solar Co. Ltd. -
Class A
72,128
0.1
18,005  Vipshop Holdings Ltd.,
ADR
289,340
0.3
123,000  Weichai Power Co. Ltd. -
Class H
220,949
0.2
94,500  Western Mining Co. Ltd. -
Class A
242,944
0.2
3,700  Wuliangye Yibin Co. Ltd. -
Class A
74,697
0.1
192,000
Xinyi Solar Holdings Ltd.
127,053
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
88,000
(2)
Yadea Group Holdings Ltd.
$ 140,797
0.1
39,000  Yankuang Energy Group
Co. Ltd. - Class H
97,477
0.1
9,420  YongXing Special
Materials Technology Co.
Ltd. - Class A
55,946
0.1
120,000  Yutong Bus Co. Ltd. -
Class A
404,142
0.4
37,400  Zhejiang Dahua
Technology Co. Ltd. -
Class A
84,740
0.1
412,000  Zhejiang Expressway Co.
Ltd. - Class H
269,029
0.2
82,500  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
323,095
0.3
52,800
(1)
ZTE Corp. - Class H
108,999
0.1
26,178,450
23.9
Colombia : 0.3%
61,660  Interconexion Electrica
SA ESP
303,247
0.3
Czechia : 0.1%
18,185
(2)
Moneta Money Bank AS
79,645
0.1
Egypt : 0.1%
188,718
Eastern Co. SAE
110,318
0.1
Greece : 1.5%
237,145
(1)
Alpha Services and
Holdings SA
400,763
0.4
143,811
(1)
Eurobank Ergasias
Services and Holdings SA
313,956
0.3
4,759
Jumbo SA
136,323
0.1
21,721
OPAP SA
345,275
0.3
46,364
(1)
Piraeus Financial Holdings
SA
182,143
0.2
21,767
(1)
Public Power Corp. SA
265,581
0.2
1,644,041
1.5
Hong Kong : 1.1%
17,500  Beijing Enterprises
Holdings Ltd.
61,688
0.0
276,000  Bosideng International
Holdings Ltd.
159,699
0.1
155,500  China Overseas Land &
Investment Ltd.
294,681
0.3
48,000  China Resources Land
Ltd.
175,164
0.2
353,000
Far East Horizon Ltd.
283,469
0.2
178,000  Geely Automobile Holdings
Ltd.
216,666
0.2
184,000  Sino Biopharmaceutical
Ltd.
67,144
0.1
1,258,511
1.1
Hungary : 0.7%
14,613  MOL Hungarian Oil & Gas
PLC
113,525
0.1
2,457
OTP Bank Nyrt
118,649
0.1
20,437
Richter Gedeon Nyrt
517,852
0.5
750,026
0.7

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India : 17.5%
2,558
ABB India Ltd.
$ 254,866
0.2
17,540  Adani Ports & Special
Economic Zone Ltd.
302,649
0.3
1,799  Apollo Hospitals Enterprise
Ltd.
126,049
0.1
18,414
Aurobindo Pharma Ltd.
261,781
0.2
75,590
Axis Bank Ltd.
1,053,817
1.0
2,482
Bajaj Auto Ltd.
270,317
0.2
7,477
Bajaj Finance Ltd.
600,265
0.5
58,493
Bank of Baroda
186,132
0.2
10,401  Cholamandalam
Investment and Finance
Co. Ltd.
154,844
0.1
8,768
Cipla Ltd./India
152,309
0.1
10,956  Colgate-Palmolive India
Ltd.
349,042
0.3
8,671
DLF Ltd.
84,935
0.1
1,549  Dr Reddy's Laboratories
Ltd.
107,601
0.1
41,520
HCL Technologies Ltd.
660,081
0.6
28,306
HDFC Bank Ltd.
519,948
0.5
76,140
Hindalco Industries Ltd.
630,772
0.6
129,027
ICICI Bank Ltd.
1,734,258
1.6
19,399
IndusInd Bank Ltd.
340,114
0.3
19,748
Infosys Ltd.
334,751
0.3
99,395
ITC Ltd.
508,295
0.5
15,239
JSW Steel Ltd.
161,100
0.1
16,647
Kotak Mahindra Bank Ltd.
335,671
0.3
25,679
Larsen & Toubro Ltd.
1,130,134
1.0
4,862
Lupin Ltd.
92,310
0.1
4,171
Maruti Suzuki India Ltd.
620,614
0.6
180,154  Oil & Natural Gas Corp.
Ltd.
572,092
0.5
10,258
PI Industries Ltd.
435,639
0.4
113,803
Power Finance Corp. Ltd.
672,978
0.6
177,055  Power Grid Corp. of India
Ltd.
658,820
0.6
97,487
REC Ltd.
629,258
0.6
25,307
Reliance Industries Ltd.
868,180
0.8
76,366  Samvardhana Motherson
International Ltd.
138,904
0.1
19,942
Shriram Finance Ltd.
563,340
0.5
1,660
Supreme Industries Ltd.
105,212
0.1
25,479  Tata Consultancy Services
Ltd.
1,122,781
1.0
25,299
Tata Motors Ltd.
280,264
0.3
313,907
Tata Steel Ltd.
629,672
0.6
11,464  Torrent Pharmaceuticals
Ltd.
370,749
0.3
158,094
Union Bank of India Ltd.
303,915
0.3
9,328
UPL Ltd.
56,893
0.1
135,612
Vedanta Ltd.
730,180
0.7
18,478
Wipro Ltd.
97,041
0.1
19,208,573
17.5
Indonesia : 0.7%
961,800
Aneka Tambang Tbk
86,817
0.1
93,400
Bank Central Asia Tbk PT
53,142
0.0
1,913,400  Bank Rakyat Indonesia
Persero Tbk PT
512,867
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Indonesia (continued)
226,200  Indah Kiat Pulp & Paper
Tbk PT
$ 127,008
0.1
779,834
0.7
Ireland : 1.2%
8,669
(1)
PDD Holdings, Inc., ADR
1,298,443
1.2
Kuwait : 0.2%
134,613  Mobile
Telecommunications Co.
KSCP
198,244
0.2
Luxembourg : 0.1%
5,514
Reinet Investments SCA
138,961
0.1
Malaysia : 1.9%
368,300
CIMB Group Holdings Bhd
536,242
0.5
379,500
Genting Bhd
384,031
0.4
722,800
Genting Malaysia Bhd
407,686
0.4
21,800
Hong Leong Bank Bhd
89,287
0.1
67,800
Malayan Banking Bhd
143,070
0.1
552,300
Public Bank Bhd
481,270
0.4
2,041,586
1.9
Mexico : 2.4%
37,139  Arca Continental SAB de
CV
380,726
0.3
34,500
(2)
Banco del Bajio SA
119,463
0.1
10,100  Coca-Cola Femsa SAB
de CV
94,324
0.1
313,478  Fibra Uno Administracion
SA de CV
443,431
0.4
12,400  Grupo Financiero Banorte
SAB de CV - Class O
117,791
0.1
165,509  Kimberly-Clark de Mexico
SAB de CV - Class A
348,060
0.3
158,262  Operadora De Sites
Mexicanos SAB de CV -
Class 1
163,985
0.2
38,363  Promotora y Operadora de
Infraestructura SAB de CV
421,311
0.4
153,614  Wal-Mart de Mexico SAB
de CV
577,190
0.5
2,666,281
2.4
Philippines : 0.4%
222,300
Ayala Land, Inc.
99,969
0.1
215,220  Metropolitan Bank & Trust
Co.
228,459
0.2
3,875
PLDT, Inc.
98,011
0.1
426,439
0.4
Poland : 0.6%
1,340  Bank Polska Kasa Opieki
SA
54,578
0.0
47
L.P. SA
207,588
0.2
32,842  Powszechny Zaklad
Ubezpieczen SA
417,981
0.4
680,147
0.6
Qatar : 1.3%
67,568
Barwa Real Estate Co.
52,467
0.0
165,139
Commercial Bank PSQC
175,979
0.2
610,998  Mesaieed Petrochemical
Holding Co.
290,722
0.3

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Qatar (continued)
111,396
Ooredoo QPSC
$ 287,781
0.3
77,292  Qatar Electricity & Water
Co. QSC
318,775
0.3
54,471
Qatar Islamic Bank SAQ
258,335
0.2
1,384,059
1.3
Russia : —%
354,185
(3)
Alrosa PJSC
—
—
10,144,776
(3)
Inter RAO UES PJSC
—
—
15,442
(3)
Lukoil PJSC
—
—
9,459
(3)
Magnit PJSC
—
—
116,758
(3)
Mobile TeleSystems PJSC
—
—
4,585
(1)(3)
Severstal PAO
—
—
130,134
(3)
Surgutneftegas PJSC
—
—
125,422
(3)
Tatneft PJSC
—
—
—
—
Saudi Arabia : 2.4%
20,369
Arab National Bank
107,382
0.1
47,709
Etihad Etisalat Co.
597,394
0.5
24,577
Riyad Bank
160,312
0.1
41,053  Sahara International
Petrochemical Co.
326,721
0.3
39,848
Saudi Awwal Bank
407,466
0.4
19,923  Saudi Basic Industries
Corp.
404,566
0.4
27,493
Saudi Electricity Co.
122,787
0.1
116,171
Saudi Investment Bank
387,629
0.4
15,408  Yanbu National
Petrochemical Co.
148,830
0.1
2,663,087
2.4
Singapore : 0.4%
54,500
(2)
BOC Aviation Ltd.
404,850
0.4
South Africa : 2.1%
60,851
Absa Group Ltd.
483,212
0.4
26,851
Exxaro Resources Ltd.
260,128
0.2
160,442
FirstRand Ltd.
556,627
0.5
30,166  Impala Platinum Holdings
Ltd.
155,396
0.1
959
Naspers Ltd. - Class N
190,105
0.2
5,345
Nedbank Group Ltd.
65,011
0.1
25,263
Sasol Ltd.
167,847
0.2
11,280
Shoprite Holdings Ltd.
149,975
0.1
123,814
Sibanye Stillwater Ltd.
156,272
0.1
5,833
Standard Bank Group Ltd.
55,723
0.1
27,448  Woolworths Holdings Ltd./
South Africa
79,560
0.1
2,319,856
2.1
South Korea : 9.3%
1,924
Amorepacific Corp.
270,262
0.2
1,254
CJ CheilJedang Corp.
317,553
0.3
4,507
DB Insurance Co. Ltd.
337,788
0.3
1,373
Doosan Bobcat, Inc.
57,413
0.1
5,237
GS Holdings Corp.
165,340
0.1
9,330  Hankook Tire &
Technology Co. Ltd.
295,638
0.3
7,635
HD Hyundai Co. Ltd.
380,496
0.3
4,006
(1)
HD Korea Shipbuilding &
Offshore Engineering Co.
Ltd.
378,497
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
3,107
Hyundai Mobis Co. Ltd.
$ 484,428
0.4
3,297
Hyundai Motor Co.
605,012
0.6
5,983
Hyundai Steel Co.
128,500
0.1
7,915
KB Financial Group, Inc.
455,036
0.4
8,410
Kia Corp.
717,846
0.7
7,853  Korea Investment Holdings
Co. Ltd.
370,394
0.3
7,503
KT Corp.
200,327
0.2
1,241
LG Chem Ltd.
317,173
0.3
4,940
LG Electronics, Inc.
375,755
0.3
434
LG H&H Co. Ltd.
131,284
0.1
372
LG Innotek Co. Ltd.
66,738
0.1
14,198
LG Uplus Corp.
99,153
0.1
1,862
NAVER Corp.
230,514
0.2
40,162  NH Investment &
Securities Co. Ltd.
356,696
0.3
22,115  Samsung Electronics Co.
Ltd.
1,171,715
1.1
1,991  Samsung Fire & Marine
Insurance Co. Ltd.
502,638
0.5
12,002  Shinhan Financial Group
Co. Ltd.
411,748
0.4
5,300
SK hynix, Inc.
730,278
0.7
5,848
SK Telecom Co. Ltd.
215,802
0.2
3,209
SK, Inc.
409,870
0.4
10,183,894
9.3
Taiwan : 17.1%
130,000
Acer, Inc.
213,258
0.2
1,000
Alchip Technologies Ltd.
89,343
0.1
73,000  ASE Technology Holding
Co. Ltd.
354,449
0.3
41,000
Asustek Computer, Inc.
652,735
0.6
77,000  Cheng Shin Rubber
Industry Co. Ltd.
144,930
0.1
143,000
China Steel Corp.
104,955
0.1
285,000
Compal Electronics, Inc.
327,278
0.3
48,000
Delta Electronics, Inc.
483,672
0.4
242,000  Hon Hai Precision Industry
Co. Ltd.
1,288,771
1.2
160,000
Inventec Corp.
266,439
0.3
38,000
MediaTek, Inc.
1,455,176
1.3
74,000  Micro-Star International
Co. Ltd.
439,572
0.4
11,000  Novatek Microelectronics
Corp.
202,790
0.2
43,000  President Chain Store
Corp.
358,781
0.3
41,000
Quanta Computer, Inc.
348,352
0.3
22,000  Realtek Semiconductor
Corp.
371,445
0.3
379,962  Taiwan Semiconductor
Manufacturing Co. Ltd.
9,730,046
8.9
48,000  Uni-President Enterprises
Corp.
118,671
0.1
486,000  United Microelectronics
Corp.
827,379
0.8
26,000
Wistron Corp.
90,570
0.1
2,000
Wiwynn Corp.
153,069
0.1
322,000  Yuanta Financial Holding
Co. Ltd.
315,550
0.3

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
114,000  Zhen Ding Technology
Holding Ltd.
$ 431,451
0.4
18,768,682
17.1
Thailand : 2.2%
480,700  Bangkok Dusit Medical
Services PCL - Class F
353,095
0.3
31,100
Bumrungrad Hospital PCL
204,746
0.2
400,800
(1)
Charoen Pokphand Foods
PCL
248,424
0.2
465,400  Indorama Ventures PCL
- Foreign
292,964
0.3
79,800  Kasikornbank PCL
- Foreign
284,596
0.2
428,900
Krung Thai Bank PCL
200,767
0.2
19,300  PTT Exploration &
Production PCL
81,156
0.1
436,600
PTT Global Chemical PCL
413,672
0.4
135,100
SCB X PCL - Foreign
390,102
0.3
2,469,522
2.2
Turkey : 0.2%
7,289
BIM Birlesik Magazalar AS
108,578
0.1
11,863
KOC Holding AS
87,693
0.1
196,271
0.2
United Arab Emirates : 2.2%
242,642  Abu Dhabi Commercial
Bank PJSC
515,662
0.5
226,236
Aldar Properties PJSC
338,764
0.3
198,450
Dubai Islamic Bank PJSC
298,238
0.3
314,292
Emaar Properties PJSC
655,443
0.6
134,772
Emirates NBD Bank PJSC
570,563
0.5
2,378,670
2.2
Total Common Stock
(Cost $92,056,897)
102,172,792
93.2
EXCHANGE-TRADED FUNDS : 1.5%
39,949  iShares MSCI Emerging
Markets ETF
1,669,469
1.5
Total Exchange-Traded
Funds
(Cost $1,640,214)
1,669,469
1.5
PREFERRED STOCK : 4.2%
Brazil : 1.7%
32,800  Centrais Eletricas
Brasileiras SA
245,427
0.2
321,409  Cia Energetica de Minas
Gerais
609,043
0.6
129,875
Petroleo Brasileiro SA
961,157
0.9
1,815,627
1.7
South Korea : 2.5%
62,096  Samsung Electronics Co.
Ltd.
2,709,317
2.5
Total Preferred Stock
(Cost $3,474,760)
4,524,944
4.2
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
South Korea (continued)
Total Long-Term
Investments
(Cost $97,171,871)
$ 108,367,205
98.9
SHORT-TERM INVESTMENTS : 0.7%
Mutual Funds : 0.7%
800,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.230%
(Cost $800,000) $ 800,000 0.7
Total Short-Term
Investments
(Cost $800,000)
800,000
0.7
Total Investments in
Securities
(Cost $97,971,871) $ 109,167,205 99.6
Assets in Excess of
Other Liabilities 482,655 0.4
Net Assets $ 109,649,860 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Rate shown is the 7-day yield as of May 31, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 24.0%
Financials 21.2
Consumer Discretionary 12.1
Communication Services 8.4
Materials 7.1
Industrials 7.0
Consumer Staples 4.8
Energy 4.5
Health Care 3.7
Utilities 2.6
Real Estate 2.0
Exchange-Traded Funds 1.5
Short-Term Investments 0.7
Assets in Excess of Other Liabilities 0.4
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2024
Asset Table
Investments, at fair value
Common Stock
Brazil $ 3,031,759 $ — $ — $ 3,031,759
Chile 609,396 — — 609,396
China 671,783 25,506,667 — 26,178,450
Colombia 303,247 — — 303,247
Czechia — 79,645 — 79,645
Egypt — 110,318 — 110,318
Greece 795,554 848,487 — 1,644,041
Hong Kong 283,469 975,042 — 1,258,511
Hungary 631,377 118,649 — 750,026
India — 19,208,573 — 19,208,573
Indonesia — 779,834 — 779,834
Ireland 1,298,443 — — 1,298,443
Kuwait — 198,244 — 198,244
Luxembourg 138,961 — — 138,961
Malaysia — 2,041,586 — 2,041,586
Mexico 2,666,281 — — 2,666,281
Philippines — 426,439 — 426,439
Poland — 680,147 — 680,147
Qatar 175,979 1,208,080 — 1,384,059
Russia — — — —
Saudi Arabia 326,721 2,336,366 — 2,663,087
Singapore — 404,850 — 404,850
South Africa 627,783 1,692,073 — 2,319,856
South Korea — 10,183,894 — 10,183,894
Taiwan — 18,768,682 — 18,768,682
Thailand — 2,469,522 — 2,469,522
Turkey 196,271 — — 196,271
United Arab Emirates 1,863,008 515,662 — 2,378,670
Total Common Stock 13,620,032 88,552,760 — 102,172,792
Exchange-Traded Funds 1,669,469 — — 1,669,469
Preferred Stock 1,815,627 2,709,317 — 4,524,944
Short-Term Investments 800,000 — — 800,000
Total Investments, at fair value $ 17,905,128 $ 91,262,077 $ — $ 109,167,205
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (188,455) $ — $ (188,455)
Total Liabilities $ — $ (188,455) $ — $ (188,455)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
At May 31, 2024, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend
Equity Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
iShares MSCI
Emerging Markets ETF
Bank of America N.A. Call 06/21/24 USD 43.790 255,766 USD 10,688,461 $ 165,762 $ (9,149)
iShares MSCI
Emerging Markets ETF
JPMorgan Chase
Bank N.A. Call 07/05/24 USD 41.790 263,221 USD 11,000,006 179,306 (179,306)
$ 345,068 $ (188,455)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 22,328,305
Gross Unrealized Depreciation (11,132,970)
Net Unrealized Appreciation $ 11,195,335